UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07618

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2011

Date of reporting period: December 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Municipal Income Fund II

Arizona Portfolio

Portfolio of Investments

December 31, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 100.7%
Long-Term Municipal Bonds - 100.7%
Arizona - 79.8%
Arizona Cap Fac Fin Corp. (Arizona St Univ)
Series 00
6.25%, 9/01/32	$2,000	$1,823,440
Arizona COP
AGM Series A
5.00%, 9/01/24	6,000	6,086,100
Arizona Dept of Admin Svc (Arizona Lottery)
AGM Series 2010A
5.00%, 7/01/28	6,000	5,993,040
Arizona Game & Fish Dept
5.00%, 7/01/26	1,000	1,001,890
Arizona Hlth Fac Auth
Series 02A
6.00%, 2/15/32 (Pre-refunded/ETM)	5,700	6,094,269
Arizona Hlth Fac Auth (Blood Systems, Inc.)
Series 04
5.00%, 4/01/19	750	760,905
Arizona Hlth Fac Auth (Catholic Healthcare West)
Series 2009 D
5.00%, 7/01/28	1,000	934,690
Arizona Hlth Fac Auth (Phoenix Children’s Hospital)
1.34%, 2/01/42 (a)	1,150	1,067,660
Arizona School Fac Brd COP
Series 01
5.00%, 7/01/19 (Pre-refunded/ETM)	5,730	5,862,879
Arizona St Univ (Arizona State Univ COP Rsch Infra)
AMBAC Series 05A
5.00%, 9/01/23	2,000	2,051,880
Arizona St West Campus Hsg
AMBAC Series 05
5.00%, 7/01/30	2,200	1,859,506
Arizona Tourism & Sports Auth (Arizona Tourism/sports Spl Tax)
NPFGC Series 03A
5.00%, 7/01/25	2,400	2,368,368
Arizona Trnsp Brd Hwy
Series 04B
5.00%, 7/01/24	4,300	4,539,037
Arizona Wtr Infra Fin Auth (Arizona SRF)
Series 06A
5.00%, 10/01/24	4,000	4,173,880
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	405	331,914
Downtown Phoenix Hotel Corp
FGIC Series 2005A
5.00%, 7/01/29	1,400	1,137,038
Estrella Mtn CFD AZ Desert Vlg
7.375%, 7/01/27	1,155	1,161,595

Estrella Mtn CFD AZ Golf Vlg
Series 01A
7.875%, 7/01/25	2,453	2,481,455
Gilbert AZ Wtr Res Mun Corp. (Gilbert AZ Wastewater Sys)
Series 04
4.90%, 4/01/19	2,475	2,490,122
Glendale AZ IDA (John C Lincoln Hlth Ctr)
Series 05B
5.25%, 12/01/22	1,000	951,470
Goodyear AZ CFD #1 (Goodyear AZ CFD #1 Palm Valley)
Series 96C
7.25%, 7/01/16	933	933,000
Goodyear AZ IDA (Litchfield Park Svc Co.)
Series 99
5.95%, 10/01/23	3,160	2,773,911
Greater AZ Dev Auth
NPFGC Series 05A
5.00%, 8/01/21	1,600	1,627,392
NPFGC Series 05B
5.00%, 8/01/25	4,320	4,258,310
Hassayampa CFD #2 AZ (Hassayampa CFD #2 AZ Forst Rdg)
Series 00
7.50%, 7/01/24	495	480,333
Hassayampa CFD AZ
Series 96
7.75%, 7/01/21	1,890	1,883,290
Maricopa Cnty AZ IDA SFMR
Series 01
5.63%, 3/01/33	265	265,358
Maricopa Cnty AZ USD #89 GO
6.25%, 7/01/26	3,700	3,990,709
Mohave Cnty AZ IDA (Mohave Correctional Fac Prog)
8.00%, 5/01/25	2,000	2,218,700
Nogales AZ Mun Dev Auth Lease (Nogales AZ Lease Mun Dev Auth)
AMBAC Series 05
5.00%, 6/01/27	1,000	979,140
Northern Arizona Univ COP (No Arizona Univ COP Rsch Fac)
AMBAC Series 04
5.125%, 9/01/21-9/01/24	7,140	7,179,808
Phoenix AZ Civic Impt Corp. (Phoenix AZ Civic Impt Airport)
5.00%, 7/01/26	4,080	4,151,359
Series 2010A
5.00%, 7/01/31	2,000	1,927,960
Phoenix AZ Civic Impt Corp. (Phoenix AZ Transit Excise Tax)
NPFGC-RE Series 05A
5.00%, 7/01/23	5,500	5,642,065
Phoenix AZ IDA (Phoenix AZ Lease - Capitol Mall)
AMBAC Series 05
5.00%, 9/15/25	5,935	5,855,590

Pima Cnty AZ IDA (American Charter Sch Fdntn)
Series 2007A
5.50%, 7/01/26	1,000	913,280
Pima Cnty AZ IDA (Horizon Learning Ctr)
Series 05
5.125%, 6/01/20	1,500	1,373,265
Pima Cnty AZ IDA MFHR
Series 99
7.00%, 12/20/31 (Pre-refunded/ETM)	1,290	1,400,192
Pima Cnty AZ Swr
AGM
5.00%, 7/01/25	2,000	2,033,240
Pinal Cnty AZ COP
Series 04
5.00%, 12/01/24	3,780	3,742,502
AMBAC Series 01
5.125%, 6/01/21 (Pre-refunded/ETM)	1,000	1,029,530
Pinal Cnty AZ IDA (Florence West Prison Proj)
ACA Series 06A
5.25%, 10/01/22	1,400	1,290,100
Queen Creek AZ ID #1
5.00%, 1/01/26	600	580,332
Salt River Proj Agric Impt & Pwr Dist AZ
Series A
5.00%, 1/01/29	3,400	3,499,212
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
5.25%, 12/01/22-12/01/23	1,165	1,134,836
Series 2007
5.00%, 12/01/37	1,000	850,900
Scottsdale AZ IDA (Scottsdale Healthcare)
5.00%, 9/01/23	1,500	1,480,530
AGM
5.00%, 9/01/35	1,500	1,376,910
Show Low AZ ID #6
ACA Series 00
6.00%, 1/01/18	855	840,200
Show Low AZ IDA (Navapache Reg Medical Ctr)
RADIAN Series 05
5.00%, 12/01/25	1,415	1,328,515
Stoneridge CFD AZ
Series 01
6.75%, 7/15/26	1,650	1,516,334
Sundance AZ CFD #1
Series 02
7.75%, 7/01/22	1,297	1,251,099
Tempe AZ Excise Tax
5.00%, 7/01/24	1,035	1,085,808
Tolleson AZ IDA MFHR (Copper Cove Apts)
Series 01A
5.50%, 11/20/41	5,825	5,697,607
Tucson & Pima Cnty AZ IDA SFMR
Series 01A-1
6.35%, 1/01/34	440	446,921

Series 02A
5.50%, 1/01/35	210	215,897
Tucson AZ Arpt Auth
AMBAC Series 01
5.35%, 6/01/31	6,475	5,766,376
Tucson AZ COP
NPFGC Series 04A
5.00%, 7/01/23-7/01/24	6,100	6,181,403
Tucson AZ IDA (Univ of AZ/marshall Foundation)
AMBAC Series 02A
5.00%, 7/15/32	1,000	890,840
University Med Ctr Corp. AZ
5.00%, 7/01/35	3,500	3,074,085
Yavapai Cnty AZ IDA (Yavapai Regional Med Ctr)
RADIAN Series 03A
5.25%, 8/01/21	4,000	3,948,800

		150,286,777

California - 2.0%
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	800	857,096
California Statewide CDA (Enloe Med Ctr)
6.25%, 8/15/28	2,155	2,217,840
Series 2008A
5.375%, 8/15/20	740	763,487

		3,838,423

District of Columbia - 1.2%
District of Columbia Tax Incr
5.25%, 12/01/26	2,040	2,191,429

Florida - 0.6%
Double Branch CDD FL
Series 02A
6.70%, 5/01/34	940	955,501
Fiddlers Creek CDD FL
Series 02A
6.875%, 5/01/33 (b)(c)	465	153,450
Series 02B
6.625%, 5/01/33 (b)(c)	200	66,000

		1,174,951

Ohio - 0.2%
Lorain Cnty OH Port Auth (United States Steel Corp.)
6.75%, 12/01/40	305	301,880

Puerto Rico - 15.4%
Puerto Rico Conv Ctr Dist Auth (Puerto Rico Hotel Occupancy Tax)
AMBAC Series 06A
5.00%, 7/01/18	6,000	6,086,160
Puerto Rico Elec Pwr Auth
5.00%, 7/01/20-7/01/22	6,400	6,598,303

Puerto Rico GO
5.25%, 7/01/23	575	582,372
Series 01A
5.50%, 7/01/19	500	518,520
Series 03A
5.25%, 7/01/23	500	505,450
FGIC Series 02A
5.00%, 7/01/32 (Pre-refunded/ETM)	1,500	1,598,145
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	526,835
Puerto Rico HFA MFHR
5.00%, 12/01/17 (Pre-refunded/ETM)	3,015	3,342,067
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.00%, 12/01/17	1,855	1,931,704
5.125%, 12/01/27	385	388,592
Puerto Rico Hwy & Trnsp Auth
AGM
5.00%, 7/01/32 (Pre-refunded/ETM)	1,385	1,475,621
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
AGM Series 2002D
5.00%, 7/01/32	2,015	2,018,708
Puerto Rico Ind Tour Edl Med (Ascension Health)
Series 00A
6.125%, 11/15/30	1,500	1,518,795
Univ of Puerto Rico
5.00%, 6/01/18	1,855	1,872,400

		28,963,672

Texas - 1.5%
Texas Private Acvty Bond Srfc Transp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	840	844,024
Texas Private Acvty Bond Srfc Transp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	420	418,685
Texas Turnpike Auth (Texas Turnpike)
AMBAC Series 02A
5.50%, 8/15/39	1,750	1,633,170

		2,895,879

Total Investments - 100.7% (cost $192,691,472) (d)	189,653,011
Other assets less liabilities - (0.7)%	(1,287,716)

Net Assets - 100.0%	$188,365,295

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$1,440	2/12/12	SIFMA	*	3.548%		$56,178
Merrill Lynch	1,000	8/9/26	4.063%		SIFMA	*	(102,491)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	Floating Rate Security. Stated interest rate was in effect at December 31, 2010.
(b)	Illiquid security.
(c)	Security is in default and is non-income producing.
(d)	As of December 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,414,435 and gross unrealized depreciation of investments was $(5,452,896), resulting in net unrealized depreciation of $(3,038,461).

As of December 31, 2010, the Portfolio held 43.8% of net assets in insured bonds(of this amount 5.0% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFA	-	Housing Finance Authority
ID	-	Improvement District
IDA	-	Industrial Development Authority/Agency
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.
SFMR	-	Single Family Mortgage Revenue
SRF	-	State Revolving Fund
USD	-	Unified School District

AllianceBernstein Municipal Income Fund II

Arizona Portfolio

December 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$189,653,011	$—	$189,653,011

Total Investments in Securities	—	189,653,011	—	189,653,011
Other Financial Instruments* :
Assets
Interest Rate Swap Contracts	—	56,178	—	56,178
Liabilities
Interest Rate Swap Contracts	—	(102,491)	—	(102,491)

Total	$—	$189,606,698	$—	$189,606,698

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Municipal Income Fund II

Massachusetts Portfolio

Portfolio of Investments

December 31, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 94.9%
Long-Term Municipal Bonds - 93.0%
Massachusetts - 72.5%
Boston MA Wtr & Swr Comm
Series 2010A
5.00%, 11/01/26-11/01/30	$7,000	$7,181,840
Braintree MA GO
Series 2009
5.00%, 5/15/25	2,550	2,677,781
Fall River MA GO
AGM
5.00%, 7/15/28	5,085	5,268,772
Massachusetts Bay Transp Auth (Massachusetts Bay Trnsp Auth Sales Tax)
Series B
5.00%, 7/01/28-7/01/29	1,670	1,715,117
Massachusetts Bay Trnsp Auth
Series 04A
5.25%, 7/01/21 (Pre-refunded/ETM)	2,000	2,272,280
Massachusetts Dev Fin Agy (Bentley Univ)
5.00%, 7/01/28	4,500	4,382,280
Massachusetts Dev Fin Agy (Boston Architectural College)
ACA
5.00%, 1/01/27	1,750	1,400,595
ACA Series 2006
5.00%, 1/01/37	1,165	844,322
Massachusetts Dev Fin Agy (Boston College)
5.00%, 7/01/31	2,250	2,241,405
Massachusetts Dev Fin Agy (Boston University)
5.00%, 10/01/29	3,300	3,244,593
Massachusetts Dev Fin Agy (Brandeis Univ)
5.00%, 10/01/26-10/01/27	3,300	3,328,019
Series O-2
5.00%, 10/01/28	3,500	3,499,720
Massachusetts Dev Fin Agy (Deerfield Academy)
5.00%, 10/01/30-10/01/40	7,615	7,766,092
Massachusetts Dev Fin Agy (Massachusetts Clg of Pharmacy)
AGC Series 05D
5.00%, 7/01/24	3,500	3,600,485
Massachusetts Dev Fin Agy (Phillips Academy)
5.00%, 9/01/21-9/01/22	6,000	6,614,580
Massachusetts DOT Met Hwy Sys
Series 2010B
5.00%, 1/01/26	6,900	6,878,334
Massachusetts GO
Series 02C
5.25%, 11/01/30 (Pre-refunded/ETM)	3,075	3,314,419
Series 2008A
5.00%, 9/01/28	2,800	2,909,872
AGM Series 05A
5.00%, 3/01/17	5,000	5,595,150

AMBAC
5.00%, 5/01/23	2,635	2,763,904
Massachusetts Health & Educational Facilities Authority (Winchester Medical Center)
5.25%, 7/01/38	2,500	2,245,925
Massachusetts HFA MFHR (Massachusetts HFA)
AMBAC Series 95E
6.00%, 7/01/41	4,125	4,125,000
Massachusetts Hlth & Ed Facs Auth
6.00%, 7/01/31 (Pre-refunded/ETM)	545	579,727
Series 2001C
5.75%, 7/01/32 (Pre-refunded/ETM)	3,835	3,974,364
FGIC
5.00%, 5/15/25 (Pre-refunded/ETM)	80	84,662
NPFGC Series 02C
5.25%, 10/01/31 (Pre-refunded/ETM)	6,440	6,936,138
Massachusetts Hlth & Ed Facs Auth (Berklee College of Music)
Series 2007A
5.00%, 10/01/32	5,000	4,751,650
Massachusetts Hlth & Ed Facs Auth (Berkshire Health Sys)
RADIAN Series 01E
5.70%, 10/01/25	4,000	3,955,240
Massachusetts Hlth & Ed Facs Auth (Cape Cod Healthcare)
RADIAN Series 01C
5.25%, 11/15/31	2,600	2,281,448
Massachusetts Hlth & Ed Facs Auth (Caregroup, Inc.)
5.375%, 7/01/25	3,000	3,004,560
Massachusetts Hlth & Ed Facs Auth (Covenant Health Sys)
6.00%, 7/01/31	1,955	1,966,632
Massachusetts Hlth & Ed Facs Auth (Harvard Univ)
5.25%, 11/15/23	2,000	2,219,760
Series 2010A
5.00%, 12/15/30	5,000	5,204,700
Series A
5.00%, 12/15/27	2,150	2,283,687
Massachusetts Hlth & Ed Facs Auth (Mass Eye & Ear Infirmary)
Series 2010C
5.375%, 7/01/35	1,005	938,328
Massachusetts Hlth & Ed Facs Auth (Massachusetts Inst of Tech)
5.75%, 7/01/26	6,500	7,269,925
Massachusetts Hlth & Ed Facs Auth (Milford Reg Med Ctr)
5.00%, 7/15/22	1,220	1,130,037
Massachusetts Hlth & Ed Facs Auth (Northeastern Univ)
5.00%, 10/01/28	2,025	2,020,120
Series 2010A
5.00%, 10/01/29	5,000	4,939,700
Massachusetts Hlth & Ed Facs Auth (Partners Healthcare Sys)

5.00%, 7/01/27	2,000	2,013,200
5.25%, 7/01/29	2,500	2,544,525
5.75%, 7/01/32	165	166,777
Massachusetts Hlth & Ed Facs Auth (Sterling & Francine Clark Art Institute)
5.00%, 7/01/30	3,860	3,947,815
Massachusetts Hlth & Ed Facs Auth (Suffolk Univ)
6.00%, 7/01/24	2,000	2,071,200
Massachusetts Hlth & Ed Facs Auth (Woods Hole Oceanographic)
5.25%, 6/01/26	1,905	2,007,546
5.375%, 6/01/27	3,060	3,226,923
Massachusetts Port Auth (US Airways)
NPFGC Series 96A
5.875%, 9/01/23	2,000	1,757,900
Massachusetts Port Authority
Series 2010B
5.00%, 7/01/34	2,750	2,716,285
Massachusetts Sch Bldg Auth (Massachusetts Sch Sales Tax)
NPFGC Series 05A
5.00%, 8/15/19	7,000	7,620,550
Massachusetts Spl Obl (Massachusetts Gas Tax)
AGM Series 2005A
5.00%, 6/01/23	1,500	1,594,860
Massachusetts Wtr Poll Abatmnt
5.00%, 8/01/20-8/01/24	3,125	3,400,209
5.00%, 8/01/24 (Pre-refunded/ETM)	4,875	5,511,675
Massachusetts Wtr Poll Abatmnt (Massachusetts SRF)
5.00%, 8/01/25	3,000	3,231,600
Springfield MA GO
AGM
5.00%, 8/01/19	3,000	3,215,340
Univ of Massachusetts Bldg Auth (Univ of Massachusetts Lease)
5.00%, 5/01/26-5/01/27	6,000	6,034,021

		188,471,589

Arizona - 1.2%
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	345	282,741
Goodyear AZ IDA (Litchfield Park Svc Co.)
Series 01
6.75%, 10/01/31	1,160	1,125,885
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	660	561,594
Stoneridge CFD AZ
Series 01
6.75%, 7/15/26	1,265	1,162,522

		3,132,742

California - 2.0%
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	795	851,739
California Statewide CDA (Enloe Med Ctr)
6.25%, 8/15/28	1,055	1,085,764
Series 2008A
5.50%, 8/15/23	360	362,869
Southern CA Pub Pwr Auth
5.00%, 7/01/23	2,800	2,946,804

		5,247,176

District of Columbia - 1.5%
District of Columbia Tax Incr
5.25%, 12/01/26	3,575	3,840,372

Florida - 0.7%
Crossings at Fleming Is CDD FL
Series 00C
7.10%, 5/01/30	1,750	1,729,840
Fiddlers Creek CDD FL
Series 02A
6.875%, 5/01/33 (a)(b)	365	120,450
Series 02B
6.625%, 5/01/33 (a)(b)	155	51,150

		1,901,440

Georgia - 0.2%
Atlanta GA Tax Allocation (Eastside Proj)
Series 05B
5.60%, 1/01/30	500	460,510

Illinois - 0.4%
Bolingbrook IL Sales Tax
6.25%, 1/01/24	500	307,755
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 05A
5.95%, 3/01/28	385	366,308
Railsplitter Tobacco Settlement Auth IL
6.00%, 6/01/28	325	318,793

		992,856

Nevada - 0.6%
Clark Cnty NV SID No. 142 (Clark Cnty NV SID No.142 Mtns Edg)
Series 03
6.10%, 8/01/18	935	905,267
Nevada GO
NPFGC-RE Series 2007B
5.00%, 12/01/25	620	630,465

		1,535,732

New York - 1.5%
New York NY GO
Series 06

5.00%, 6/01/22	1,085	1,141,008
Series 2007
5.00%, 1/01/23	2,600	2,734,420

		3,875,428

Ohio - 1.5%
Cleveland OH, Inc. Tax (Cleveland Police & Fire Pension)
5.25%, 5/15/24	3,450	3,630,297
Lorain Cnty OH Port Auth (United States Steel Corp.)
6.75%, 12/01/40	395	390,959

		4,021,256

Pennsylvania - 0.1%
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys)
Series 07A
5.00%, 11/15/17	350	304,549

Puerto Rico - 8.5%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/18	850	901,646
Series 08WW
5.375%, 7/01/23	2,065	2,148,158
XLCA Series 02-1
5.25%, 7/01/22 (Pre-refunded/ETM)	3,200	3,450,432
Puerto Rico GO
Series 01A
5.50%, 7/01/19	500	518,520
Series 06A
5.25%, 7/01/22	500	508,810
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	526,835
Puerto Rico HFA MFHR
5.00%, 12/01/20 (Pre-refunded/ETM)	1,045	1,158,362
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.00%, 12/01/20	695	713,285
5.125%, 12/01/27	1,965	1,983,333
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
FGIC Series 03
5.25%, 7/01/14	4,225	4,427,504
FGIC Series 03G
5.25%, 7/01/14	4,410	4,578,550
Puerto Rico Mun Fin Agy
Series 05A
5.25%, 8/01/23	275	276,763
Univ of Puerto Rico
Series 06Q
5.00%, 6/01/19	1,025	1,031,704

		22,223,902

Texas - 1.8%
Dallas TX ISD GO
Series 2004
5.00%, 2/15/28	2,990	3,100,451

Texas Private Acvty Bond Srfc Transp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	1,090	1,095,221
Texas Private Acvty Bond Srfc Transp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	545	543,294

		4,738,966

Washington - 0.5%
Washington St GO
AGM
5.00%, 7/01/28	1,245	1,285,363

Total Long-Term Municipal Bonds (cost $242,187,986)		242,031,881

Short-Term Municipal Notes - 1.9%
Massachusetts - 1.9%
Massachusetts Hlth & Ed Facs Auth (Hillcrest Healthcare Sys)
0.42%, 10/01/26 (c)	2,900	2,900,000
Massachusetts Hlth & Ed Facs Auth (Stonehill College)
Series 2008K
0.30%, 7/01/37 (c)	2,000	2,000,000

Total Short-Term Municipal Notes (cost $4,900,000)		4,900,000

Total Investments - 94.9% (cost $247,087,986) (d)		246,931,881
Other assets less liabilities - 5.1%		13,200,337

Net Assets - 100.0%		$260,132,218

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citibank	$8,000	12/1/17	SIFMA	*	3.792%	$795,701
Merrill Lynch	5,100	10/1/16	SIFMA	*	4.147%	647,359

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	Illiquid security.
(b)	Security is in default and is non-income producing.
(c)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(d)	As of December 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,892,870 and gross unrealized depreciation of investments was $(6,048,975), resulting in net unrealized depreciation of $(156,105).

As of December 31, 2010, the Portfolio held 25.1% of net assets in insured bonds (of this amount 16.0% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
CFD	-	Community Facilities District
DOT	-	Department of Transportation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
ISD	-	Independent School District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.
SID	-	Special Improvement District
SRF	-	State Revolving Fund
SSA	-	Special Services Area
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund II

Massachusetts Portfolio

December 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$242,031,881	$—	$242,031,881
Short-Term Municipal Notes	—	4,900,000	—	4,900,000

Total Investments in Securities	—	246,931,881	—	246,931,881
Other Financial Instruments* :
Assets
Interest Rate Swap Contracts	—	1,443,060	—	1,443,060

Total	$—	$248,374,941	$—	$248,374,941

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Municipal Income Fund II

Michigan Portfolio

Portfolio of Investments

December 31, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 101.7%
Long-Term Municipal Bonds - 101.7%
Michigan - 64.4%
Allen Park MI Pub SD GO
Series 03
5.00%, 5/01/16 (Pre-refunded/ETM)	$2,635	$2,883,981
5.00%, 5/01/17 (Pre-refunded/ETM)	2,300	2,517,327
5.00%, 5/01/18 (Pre-refunded/ETM)	1,000	1,094,490
5.00%, 5/01/22 (Pre-refunded/ETM)	2,695	2,949,651
Cedar Springs MI SD GO
Series 03
5.00%, 5/01/28 (Pre-refunded/ETM)	1,835	2,008,389
Detroit MI GO
Series 2010
5.00%, 11/01/30	2,000	1,837,660
AMBAC Series 04A-1
5.25%, 4/01/22	1,330	1,108,821
Detroit MI SD GO
AGM Series 01A
5.125%, 5/01/31 (Pre-refunded/ETM)	2,900	3,063,009
Detroit MI Wtr Supply Sys
AGM Series 2006A
5.00%, 7/01/24	1,885	1,864,962
Dexter Cmnty Sch MI GO
AGM
5.00%, 5/01/25	4,500	4,557,465
Genesee Cnty MI Wtr Supply GO
AMBAC Series 04
5.00%, 11/01/26	3,000	3,003,930
Kalamazoo MI Fin Auth
FGIC Series 94A
9.70%, 6/01/11 (Pre-refunded/ETM) (a)	160	166,086
Kent MI Hosp Fin Auth (Metropolitan Hospital)
Series 2005A
5.25%, 7/01/30	90	79,111
5.75%, 7/01/25	210	200,857
Lansing MI Brd Wtr & Lt
AGM Series 03A
5.00%, 7/01/25	2,200	2,282,786
Michigan Federal Hwy Grant
AGM
5.25%, 9/15/26	3,500	3,597,090
Michigan HDA MFHR (Danbury Manor Apts)
Series 02A
5.30%, 6/01/35	2,490	2,505,562
Michigan HDA MFHR (Michigan HDA)
Series 02A
5.50%, 10/20/43	1,950	1,906,378
AMBAC Series 97A
6.10%, 10/01/33	1,280	1,273,306
Michigan Hgr Ed Fac Auth (Hope College)
Series 02A
5.90%, 4/01/32	1,465	1,470,040
Michigan Hgr Ed Stud Loan Auth (Michigan Hgr Ed Stud Loan Prog)

AMBAC Series 17G
5.20%, 9/01/20	3,500	3,501,960
Michigan Hosp Fin Auth
5.00%, 5/15/25 (Pre-refunded/ETM)	415	470,639
Michigan Hosp Fin Auth (Crittenton Hosp Medical Ctr)
Series 02A
5.625%, 3/01/27	1,250	1,174,738
Michigan Hosp Fin Auth (Henry Ford Hlth Sys)
Series 2006A
5.25%, 11/15/32	1600	1,445,456
Michigan Hosp Fin Auth (Trinity Health Credit Group)
Series 2010A
5.00%, 12/01/27	1,000	984,260
Michigan Strategic Fund (Detroit Edison Co.)
XLCA Series 02C
5.45%, 12/15/32	3,000	2,689,050
Michigan Strategic Fund (Friendship Associates)
Series 02 A
5.20%, 12/20/22	3,000	3,095,580
Michigan Trunk Line Spl Tax
AGM Series 01A
5.25%, 11/01/30 (Pre-refunded/ETM)	1,500	1,559,655
North Muskegon SD MI GO
Series 03
5.25%, 5/01/28 (Pre-refunded/ETM)	1,500	1,650,330
Olivet Comnty Schs MI GO
Series 02
5.125%, 5/01/28 (Pre-refunded/ETM)	1,065	1,149,561
Ovid Elsie Area Schools MI GO
Series 02
5.00%, 5/01/25 (Pre-refunded/ETM)	2,650	2,854,421
Plymouth MI Ed Ctr Charter Sch
Series 05
5.125%, 11/01/18	1,050	997,616
Saginaw MI Hosp Fin Auth (Covenant Medical Ctr)
5.00%, 7/01/30	500	454,965
Southfield MI Lib Bldg Auth
NPFGC
5.00%, 5/01/25	3,340	3,403,393

		65,802,525

Arizona - 0.2%
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	215	176,201

California - 1.5%
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	430	460,689
California Hlth Fac Fin Auth (Sutter Health)
Series 00A

6.25%, 8/15/35	1,100	1,107,117

		1,567,806

District of Columbia - 2.3%
District of Columbia Tax Incr
5.25%, 12/01/26	2,230	2,395,533

Florida - 3.5%
Crossings at Fleming Is CDD FL
Series 00C
7.10%, 5/01/30	1,835	1,813,861
Double Branch CDD FL
Series 02A
6.70%, 5/01/34	930	945,335
Fiddlers Creek CDD FL
Series 02A
6.875%, 5/01/33 (b)(c)	245	80,850
Series 02B
6.625%, 5/01/33 (b)(c)	105	34,650
No Palm Beach Cnty FL ID #27-B
Series 02
6.40%, 8/01/32	715	655,698

		3,530,394

Illinois - 0.9%
Antioch Vilage IL SSA #1 (Antioch IL SSA#1 - Deercrest)
Series 03
6.625%, 3/01/33	498	387,932
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 05A
5.95%, 3/01/28	384	365,357
Railsplitter Tobacco Settlement Auth IL
6.00%, 6/01/28	140	137,326

		890,615

Nevada - 0.6%
Nevada GO
NPFGC-RE Series 2007B
5.00%, 12/01/25	620	630,466

New York - 2.4%
New York NY GO
Series 06
5.00%, 6/01/22	680	715,101
Series 2007
5.00%, 1/01/23	1,700	1,787,890

		2,502,991

Ohio - 2.3%
Cleveland OH Inc Tax (Cleveland Police & Fire Pension)
5.25%, 5/15/24	2,050	2,157,133
Lorain Cnty OH Port Auth (United States Steel Corp.)

6.75%, 12/01/40	170	168,261

		2,325,394

Puerto Rico - 22.9%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/18	1,000	1,060,760
Series 08WW
5.375%, 7/01/23	1,120	1,165,102
XLCA Series 02-1
5.25%, 7/01/22 (Pre-refunded/ETM)	2,500	2,695,650
Puerto Rico GO
Series 01A
5.50%, 7/01/19	500	518,520
Series 06A
5.25%, 7/01/22	500	508,810
Puerto Rico HFA MFHR
5.00%, 12/01/17 (Pre-refunded/ETM)	1,945	2,155,994
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.00%, 12/01/17	1,215	1,265,240
5.125%, 12/01/27	145	146,353
Puerto Rico HFC SFMR (Puerto Rico HFC)
Series 01B
5.50%, 12/01/23	1,805	1,809,476
Series 01C
5.30%, 12/01/28	1,610	1,589,215
Puerto Rico Ind Tour Edl Med (Ascension Health)
Series 00A
6.125%, 11/15/30	3,000	3,037,590
Puerto Rico Mun Fin Agy
Series 05A
5.25%, 8/01/23	275	276,763
Puerto Rico Pub Fin Corp.
NPFGC Series 01A
5.00%, 8/01/31 (Pre-refunded/ETM)	2,875	2,948,313
Puerto Rico Sales Tax Fin Corp.
5.50%, 8/01/28	3,000	3,040,770
Univ of Puerto Rico
Series 06Q
5.00%, 6/01/19	1,145	1,152,488

		23,371,044

Texas - 0.7%
Texas Private Acvty Bond Srfc Transp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	470	472,251
Texas Private Acvty Bond Srfc Transp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	235	234,265

		706,516

Total Investments - 101.7% (cost $102,898,485) (d)	$103,899,485
Other assets less liabilities - (1.7)%	(1,719,140)

Net Assets - 100.0%	$102,180,345

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$6,200	10/1/16	SIFMA	*	4.147%	$786,985

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	Variable rate coupon, rate shown as of December 31, 2010.
(b)	Illiquid security.
(c)	Security is in default and is non-income producing.
(d)	As of December 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,850,876 and gross unrealized depreciation of investments was $(1,849,876), resulting in net unrealized appreciation of $1,001,000.

As of December 31, 2010, the Portfolio held 37.5% of net assets in insured bonds(of this amount 27.2% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDD	-	Community Development District
CFD	-	Community Facilities District
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HDA	-	Housing Development Authority
HFA	-	Housing Finance Authority
HFC	-	Housing Finance Corporation
ID	-	Improvement District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
SD	-	School District
SFMR	-	Single Family Mortgage Revenue
SSA	-	Special Services Area
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund II

Michigan Portfolio

December 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$103,899,485	$—	$103,899,485

Total Investments in Securities	—	103,899,485	—	103,899,485
Other Financial Instruments* :
Assets
Interest Rate Swap Contracts	—	786,985	—	786,985

Total	$—	$104,686,470	$—	$104,686,470

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Municipal Income Fund II

Minnesota Portfolio

Portfolio of Investments

December 31, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 101.1%
Long-Term Municipal Bonds - 99.1%
Minnesota - 99.1%
Bemidji MN Hlth Care Fac (North Country Hlth Svc)
RADIAN Series 02
5.00%, 9/01/31	$1,500	$1,345,380
Brooklyn Park MN EDA MFHR (Brooks Landing Apts)
Series 99A
5.50%, 7/01/19	1,355	1,368,550
Cass Lake MN ISD #115 GO
NPFGC-RE
5.00%, 2/01/26 (Pre-refunded/ETM)	1,760	1,883,341
Chaska MN Elec Sys
Series 05A
5.25%, 10/01/25	1,000	1,019,640
Cottage Grove MN Sr Hsg (Phs Cottage Grove, Inc.)
Series 2006A
6.00%, 12/01/46	675	580,446
Duluth MN ISD #709 COP
Series 2009B
5.00%, 3/01/29	2,625	2,578,747
Farmington MN ISD #192 GO (Farmington MN ISD)
AGM Series 05B
5.00%, 2/01/24	3,875	4,056,234
Hennepin Cnty MN Sales Tax (Ballpark Proj)
5.00%, 12/15/19-12/15/23	5,035	5,458,656
Maple Grove MN Hlth Care Sys (Maple Grove Hospital)
5.00%, 5/01/22	650	656,617
Metropolitan Council MN GO
5.00%, 3/01/22	5,000	5,331,300
Minneapolis MN (National Marrow Donor Prog)
4.875%, 8/01/25	1,170	1,090,627
Minneapolis MN CDA
Series 01G-3
5.45%, 12/01/31 (Pre-refunded/ETM)	1,500	1,568,115
Minneapolis MN Common Bond Fd
Series 20102A
6.25%, 12/01/30	1,000	1,031,960
Minneapolis MN GO
Series 2010
5.00%, 12/01/17	1,300	1,526,538
NPFGC Series 02
5.25%, 12/01/26	2,000	2,078,920
Minneapolis MN Hlth Care Sys (Fairview Health Svcs)
AMBAC Series 05D
5.00%, 11/15/30	1,000	929,430
Minneapolis MN MFHR (Bottineau Commons Apts)
Series 02
5.45%, 4/20/43	2,000	1,940,740

Minneapolis MN MFHR (Sumner Field Apts)
Series 02
5.60%, 11/20/43	2,505	2,486,187
Minneapolis-St Paul MN Hsg & Redev Auth (Children’s Health Care)
5.25%, 8/15/35	1,000	950,930
Series 2010A
5.00%, 8/15/30	1,000	930,980
Series D
5.25%, 8/15/25	500	505,995
Minneapolis-St Paul MN Metro Arpt Commn (Minneapolis-St Paul MN Intl Arpt)
5.00%, 1/01/30	1,250	1,252,688
Series 2009A
5.00%, 1/01/21	2,020	2,162,673
NPFGC Series 03A
5.00%, 1/01/28	1,500	1,468,065
Minnesota 911 Spl Fee
AGC Series 2009
5.00%, 6/01/21	1,970	2,162,449
Minnesota Agr & Econ Dev Brd (Essentia Health)
AGC Series 2008 C-1
5.50%, 2/15/25	1,000	1,046,610
Minnesota Agr & Econ Dev Brd (Evangelical Luth Good Sam Soc)
Series 02
6.00%, 2/01/22-2/01/27	2,880	2,928,225
Minnesota GO
5.00%, 8/01/19-6/01/21	4,000	4,461,200
Minnesota HFA SFMR (Minnesota HFA)
Series 96F
6.30%, 1/01/28	250	250,105
Series 98H
6.05%, 7/01/31	1,140	1,174,211
Minnesota Hgr Ed Fac Auth (Carleton College)
Series D
5.00%, 3/01/30	2,000	2,041,500
Minnesota Hgr Ed Fac Auth (Gustavus Adolfus College)
5.00%, 10/01/31	2,770	2,659,228
Minnesota Hgr Ed Fac Auth (St. Catherine College)
5.375%, 10/01/32	1,000	947,770
Minnesota Hgr Ed Fac Auth (St. Olaf College)
2010 7-F
5.00%, 10/01/20	700	764,106
Minnesota Hgr Ed Fac Auth (St. Scholastic College)
Series 2010H
5.125%, 12/01/30	1,000	943,380
Minnesota Hgr Ed Fac Auth (Univ of St Thomas MN)
Series 04-5
5.00%, 10/01/24	1,000	1,022,140
5.25%, 10/01/34	1,000	1,004,290

Series 2009
5.00%, 10/01/29	1,000	1,003,440
Minnesota Mun Pwr Agy Elec
5.25%, 10/01/21	3,000	3,135,210
Series 04A
5.25%, 10/01/24	500	515,690
Minnesota Pub Fac Auth (Minnesota SRF)
Series A
5.00%, 3/01/22	4,000	4,565,920
Minnesota Pub Fac Auth
Series 2007 A
5.00%, 3/01/20 (Pre-refunded/ETM)	4,900	5,737,998
Minnetonka MN MFHR (Archer Heights Apts)
Series 99A
5.30%, 1/20/27	1,620	1,587,406
No St Paul Maplewd MN ISD #622
AGM
5.00%, 8/01/20	3,425	3,713,522
Northern Mun Pwr Agy MN (Northern Mun Pwr Agy MN Elec)
5.00%, 1/01/23-1/01/24	4,135	4,302,125
Prior Lake MN ISD #719 GO
AGM Series 05B
5.00%, 2/01/23	3,350	3,514,418
Rochester MN Hlth Care Fac (Mayo Clinic)
Series D
5.00%, 11/15/38	1,000	991,030
Shakopee MN Hlthcare Fac (St Francis Reg Medical Ctr)
Series 04
5.10%, 9/01/25	600	585,444
Shorview MN MFHR (Lexington Apts)
Series 01A
5.55%, 8/20/42	1,445	1,423,715
St. Cloud MN Hosp (Centracare Hlth Sys)
Series 2010A
5.125%, 5/01/30	1,500	1,449,030
St. Louis Park MN Hlth Care Facs (Park Nicollet Health Svcs)
Series 2009
5.50%, 7/01/29	1,150	1,104,874
St. Paul MN Hsg & Redev Auth (Block 19 Ramp Parking Proj)
Series 2010A
5.00%, 8/01/30	1,870	1,755,687
St. Paul MN Hsg & Redev Auth (Gillette Childrens Specialty Hosp)
5.00%, 2/01/21	500	503,515
St. Paul MN Hsg & Redev Auth (Healtheast)
Series 05
6.00%, 11/15/25	500	475,945

St. Paul MN Port Auth (Allina Health Sys)
Series 2009 A-2
5.25%, 11/15/28	1,200	1,207,524
St. Paul MN Port Auth (Amherst H Wilder Fndtn)
5.00%, 12/01/29	3,945	3,892,610
St. Paul MN Port Auth Lease (St. Paul MN Port Lease off Bldg)
Series 02
5.25%, 12/01/27	1,725	1,758,396
Series 03
5.00%, 12/01/23	1,000	1,044,440
St. Paul MN Rec Facs (Highland National Proj)
5.00%, 10/01/20-10/01/25	2,750	2,912,890
Western MN Mun Pwr Agy
AGM
5.00%, 1/01/17	700	775,817
NPFGC Series 03A
5.00%, 1/01/26-1/01/30	3,100	3,078,112
White Bear Lake MN MFHR (Renova Partners Proj)
Series 01
5.60%, 10/01/30	1,000	953,100
Willmar MN GO
AGM Series 02
5.00%, 2/01/32	2,000	1,954,080

Total Long-Term Municipal Bonds (cost $120,202,959)		119,549,911

Short-Term Municipal Notes - 2.0%
Minnesota - 2.0%
Minneapolis MN MFHR (Seven Corners Apt Proj)
Series 2001
0.43%, 11/01/31 (a)	1,105	1,105,000
Minneapolis MN MFHR (St. Hedwig’s Assisted Living Proj)
0.43%, 12/01/27 (a)	1,260	1,260,000

Total Short-Term Municipal Notes (cost $2,365,000)		2,365,000

Total Investments - 101.1% (cost $122,567,959) (b)	$121,914,911
Other assets less liabilities - (1.1)%	(1,306,987)

Net Assets - 100.0%	$120,607,924

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$3,500	8/1/16	SIFMA	*	4.071%	$416,350

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(b)	As of December 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,899,041 and gross unrealized depreciation of investments was $(2,552,089), resulting in net unrealized depreciation of $(653,048).

As of December 31, 2010, the Fund held 23.2% of net assets in insured bonds (of this amount 6.7% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
GO	-	General Obligation
HFA	-	Housing Finance Authority
ISD	-	Independent School District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.
SFMR	-	Single Family Mortgage Revenue
SRF	-	State Revolving Fund

AllianceBernstein Municipal Income Fund II

Minnesota Portfolio

December 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$119,549,911	$—	$119,549,911
Short-Term Municipal Notes	—	2,365,000	—	2,365,000

Total Investments in Securities	—	121,914,911	—	121,914,911
Other Financial Instruments* :
Assets
Interest Rate Swap Contracts	—	416,350	—	416,350

Total	$—	$122,331,261	$—	$122,331,261

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Municipal Income Fund II

New Jersey Portfolio

Portfolio of Investments

December 31, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.2%
Long-Term Municipal Bonds - 99.2%
New Jersey - 75.3%
Bergen Cnty NJ Impt Auth (Bergen Cnty NJ GO)
5.00%, 12/15/17	$2,755	$3,176,377
Bergen Cnty NJ Impt Auth (Wyckoff Twnj NJ Brd Ed GO)
Series 05
5.00%, 4/01/25	1,555	1,617,449
Higher Ed Student Assist NJ
NPFGC Series 00A
6.15%, 6/01/19	705	707,432
Hoboken NJ Parking Auth
AMBAC Series 01A
5.30%, 5/01/27 (Pre-refunded/ETM)	3,700	3,830,943
Landis NJ Swr Auth
NPFGC-RE Series 93
9.059%, 9/19/19 (a)	2,400	2,769,072
Middlesex Cnty NJ Impt Auth MFHR (Skyline Tower Apts)
Series 01
5.25%, 7/01/21	750	751,635
Morris-Union NJ Jt Comm COP
RADIAN Series 04
5.00%, 5/01/24	1,790	1,712,636
New Jersey Ed Fac Auth
5.00%, 7/01/23 (Pre-refunded/ETM)	280	321,339
AMBAC Series 01D
5.00%, 7/01/31 (Pre-refunded/ETM)	1,000	1,022,190
AMBAC Series 02A
5.125%, 9/01/22 (Pre-refunded/ETM)	2,500	2,682,600
FGIC Series 04E
5.00%, 7/01/28 (Pre-refunded/ETM)	1,000	1,122,160
New Jersey Ed Fac Auth (New Jersey Inst of Technology)
Series 2010H
5.00%, 7/01/31	700	674,786
New Jersey Ed Fac Auth (Princeton Theological Seminary)
Series 2010A
5.00%, 7/01/28	5,000	5,274,300
New Jersey Ed Fac Auth (Princeton Univ)
5.00%, 7/01/23	3,200	3,411,488
New Jersey Ed Fac Auth (Richard Stockton College)
5.50%, 7/01/23	4,500	4,757,040
New Jersey EDA
Series 04-I
5.25%, 9/01/24 (Pre-refunded/ETM)	2,510	2,867,625
New Jersey EDA (Hackensack Water Co.)
NPFGC Series 94B
5.90%, 3/01/24	4,000	4,011,160
New Jersey EDA (Jersey Gardens Mall)
Series 98B
6.50%, 4/01/28	4,500	4,622,400

New Jersey EDA (Masonic Charity Foundation NJ)
Series 01
5.50%, 6/01/31	1,000	988,710
Series 02
5.25%, 6/01/24	540	532,316
New Jersey EDA (New Jersey Lease Liberty St Pk)
Series A
5.00%, 3/01/24	1,500	1,515,585
New Jersey EDA (New Jersey Lease Sch Fac)
Series 05
5.25%, 3/01/25	3,300	3,387,615
AGM
5.00%, 9/01/22	3,540	3,622,234
New Jersey EDA (NUI Corp.)
ACA Series 98A
5.25%, 11/01/33	2,200	1,958,638
New Jersey Hlth Care Fac Fin Auth
5.75%, 7/01/25 (Pre-refunded/ETM)	900	966,780
RADIAN Series 04A
5.25%, 7/01/23 (Pre-refunded/ETM)	2,085	2,311,056
New Jersey Hlth Care Fac Fin Auth (AHS Hospital Corp.)
Series 08
5.125%, 7/01/22	1,000	1,045,180
New Jersey Hlth Care Fac Fin Auth (Atlantic City Med Ctr)
5.75%, 7/01/25	975	985,501
New Jersey Hlth Care Fac Fin Auth (Bayshore Community Hospital)
RADIAN Series 02
5.125%, 7/01/32	5,250	4,067,857
New Jersey Hlth Care Fac Fin Auth (Hackensack Univ Med Ctr)
5.00%, 1/01/34	1,940	1,788,176
New Jersey Hlth Care Fac Fin Auth (Holy Name Hospital)
5.00%, 7/01/25	2,100	1,934,121
New Jersey Hlth Care Fac Fin Auth (House of Good Shepherd)
RADIAN Series 01A
5.20%, 7/01/31	1,350	1,045,076
New Jersey Hlth Care Fac Fin Auth (Kennedy Health Sys)
Series 01
5.625%, 7/01/31	2,700	2,541,132
New Jersey Hlth Care Fac Fin Auth (Newton Memorial Hospital)
AGM Series 01
5.00%, 7/01/26	1,500	1,501,425
New Jersey Hlth Care Fac Fin Auth (Palisades Med Ctr of New York)
ACA Series 99
5.25%, 7/01/28	1,000	738,890
New Jersey Hlth Care Fac Fin Auth (Southern Ocean Cnty Hosp)
RADIAN Series 01

5.125%, 7/01/31	4,500	3,900,825
New Jersey Hsg & Mtg Agy MFHR (New Jersey Hsg & Mtg Fin Agy)
AGM Series 00A1
6.35%, 11/01/31	2,000	2,000,600
New Jersey Trnsp Trust Fund
Series 03C
5.50%, 6/15/24 (Pre-refunded/ETM)	2,250	2,499,660
New Jersey Trnsp Trust Fund (New Jersey Trnsp Fed Hwy Grant)
NPFGC-RE Series 06A
5.00%, 6/15/18	3,400	3,604,034
New Jersey Turnpike Auth (New Jersey Turnpike)
Series 2009H
5.00%, 1/01/23	5,000	5,207,050
Newark NJ Hsg Auth PANYNJ Term
NPFGC Series 04
5.25%, 1/01/21 (Pre-refunded/ETM)	2,380	2,666,647
5.25%, 1/01/22 (Pre-refunded/ETM)	1,200	1,344,528
North Hudson Swr Auth NJ
NPFGC Series 01A
Zero Coupon, 8/01/24	12,340	5,862,240
Port Authority of NY & NJ
NPFGC-RE Series 02
5.25%, 5/15/37	2,500	2,464,725
Port Authority of NY & NJ (Delta Airlines, Inc.)
NPFGC Series 97-6
5.75%, 12/01/22	7,675	7,615,826
Rutgers State Univ NJ GO
5.00%, 5/01/30	1,000	1,019,020
Salem Cnty NJ Poll Cntl Fin Auth (Public Service Elec & Gas)
Series 01A
5.75%, 4/01/31	1,500	1,483,935
South Jersey Port Corp. NJ
5.20%, 1/01/23	1,000	968,200
Union Cnty NJ Impt Auth (Union Cnty NJ GO)
NPFGC Series 03A
5.25%, 8/15/23	2,885	2,939,036

		119,839,250

Arizona - 0.2%
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	310	254,057

California - 1.0%
California Statewide CDA (Enloe Med Ctr)
6.25%, 8/15/28	1,165	1,198,971
Series 2008A
5.50%, 8/15/23	400	403,188

		1,602,159

District of Columbia - 2.1%
District of Columbia Tax Incr

5.25%, 12/01/26	3,070	3,297,886

Florida - 3.0%
Crossings at Fleming Is CDD FL
Series 00C
7.10%, 5/01/30	2,500	2,471,200
Double Branch CDD FL
Series 02A
6.70%, 5/01/34	920	935,171
Fiddlers Creek CDD FL
Series 02A
6.875%, 5/01/33 (b)(c)	360	118,800
Series 02B
6.625%, 5/01/33 (b)(c)	150	49,500
Hammock Bay CDD FL
Series 04A
6.15%, 5/01/24	190	178,952
No Palm Beach Cnty FL ID #27-B
Series 02
6.40%, 8/01/32	1,190	1,091,301

		4,844,924

Guam - 0.3%
Guam Wtrworks Auth COP
Series 05
6.00%, 7/01/25	500	505,275

Illinois - 0.3%
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 05A
5.95%, 3/01/28	537	510,929

New York - 0.6%
New York NY GO
Series 06
5.00%, 6/01/22	950	999,039

Ohio - 2.2%
Cleveland OH, Inc. Tax (Cleveland Police & Fire Pension)
5.25%, 5/15/24	3,000	3,156,780
Columbiana Cnty Port Auth OH (Apex Environmental LLC)
Series 04A
7.125%, 8/01/25	500	422,525

		3,579,305

Pennsylvania - 4.7%
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys)
Series 07A
5.00%, 11/15/17	420	365,459
Delaware Riv Port Auth PA & NJ
Series 2010E
5.00%, 1/01/28-1/01/29	5,530	5,552,308
Delaware River Toll Brdg Auth PA
Series 03

5.00%, 7/01/28	1,625	1,617,492

		7,535,259

Puerto Rico - 6.6%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/18	900	954,684
Series 08WW
5.375%, 7/01/23	2,165	2,252,185
Puerto Rico GO
Series 01A
5.50%, 7/01/19	500	518,520
Series 04A
5.25%, 7/01/19	710	729,085
Series 06A
5.25%, 7/01/22	500	508,810
Puerto Rico HFA MFHR
5.00%, 12/01/17 (Pre-refunded/ETM)	2,355	2,610,470
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.00%, 12/01/17	1,310	1,364,168
5.125%, 12/01/27	305	307,846
Univ of Puerto Rico
Series 06Q
5.00%, 6/01/20	1,260	1,257,140

		10,502,908

Texas - 2.2%
Camino Real Regl Mob Auth TX
5.00%, 2/15/22	905	892,068
Dallas TX ISD GO
Series 2004
5.00%, 2/15/28	2,450	2,540,503

		3,432,571

Virginia - 0.7%
Broad Street CDA VA
Series 03
7.50%, 6/01/33 (Pre-refunded/ETM)	898	1,053,713

Total Investments - 99.2% (cost $158,138,348) (d)		157,957,275
Other assets less liabilities - 0.8%		1,267,952

Net Assets - 100.0%		$159,225,227

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$3,000	10/21/16	SIFMA	*	4.128%	$372,527

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	Variable rate coupon, rate shown as of December 31, 2010.
(b)	Illiquid security.
(c)	Security is in default and is non-income producing.
(d)	As of December 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,957,927 and gross unrealized depreciation of investments was $(4,139,000), resulting in net unrealized depreciation of $(181,073).

As of December 31, 2010, the Portfolio held 41.1% of net assets in insured bonds (of this amount 22.9% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFA	-	Housing Finance Authority
ID	-	Improvement District
ISD	-	Independent School District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.
SSA	-	Special Services Area

AllianceBernstein Municipal Income Fund II

New Jersey Portfolio

December 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$156,903,562	$1,053,713	$157,957,275

Total Investments in Securities	—	156,903,562	1,053,713	157,957,275
Other Financial Instruments* :
Assets
Interest Rate Swap Contracts	—	372,527	—	372,527

Total	$—	$157,276,089	$1,053,713	$158,329,802

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Long-Term Municipal Bonds	Total
Balance as of 9/30/10	$—	$—
Accrued discounts/(premiums)	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	—	—
Net purchases (sales)	—	—
Net transfers in to Level 3	1,053,713	1,053,713
Net transfers out of Level 3	—	—

Balance as of 12/31/10	$1,053,713	$1,053,713

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/10	$—	$—

AllianceBernstein Municipal Income Fund II

Ohio Portfolio

Portfolio of Investments

December 31, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 95.7%
Long-Term Municipal Bonds - 86.8%
Ohio - 74.3%
Allen Cnty OH Hosp (Catholic Healthcare Partners)
Series 2010B
5.25%, 9/01/27	$2,350	$2,398,010
Brookville OH Local SD GO
AGM Series 03
5.00%, 12/01/26 (Pre-refunded/ETM)	2,000	2,226,080
Canton OH SD GO
NPFGC Series 04B
5.00%, 12/01/22-12/01/23	2,150	2,219,372
Central OH Solid Wst Auth
AMBAC Series 04B
5.00%, 12/01/21	2,035	2,131,825
Cincinnati OH Tech College
AMBAC Series 02
5.00%, 10/01/28	5,000	4,918,750
Cleveland OH GO
AMBAC Series 04
5.25%, 12/01/24 (Pre-refunded/ETM)	1,200	1,374,000
NPFGC Series 02
5.25%, 12/01/27 (Pre-refunded/ETM)	4,380	4,754,797
Cleveland OH Inc Tax (Cleveland Police & Fire Pension)
5.25%, 5/15/24	2,500	2,630,650
Cleveland OH Pub Pwr Sys
NPFGC-RE Series 06A
5.00%, 11/15/18	2,165	2,309,644
Cleveland OH Wtrworks
NPFGC
5.00%, 1/01/23	2,500	2,649,725
Columbiana Cnty Port Auth OH (Apex Environmental LLC)
Series 04A
7.125%, 8/01/25	500	422,525
Columbus OH SD GO
FGIC Series 03
5.00%, 12/01/24 (Pre-refunded/ETM)	2,500	2,740,225
5.00%, 12/01/25 (Pre-refunded/ETM)	2,230	2,444,281
Cuyahoga Cnty OH Econ Dev (Cuyahoga Cnty OH Lease)
Series 2010G
5.25%, 12/01/25	3,200	3,419,008
Cuyahoga Cnty OH GO
RADIAN Series 04
5.00%, 11/15/19	1,850	1,830,334
Cuyahoga Cnty OH Hosp (Uhhs/csahs Cuyahoga & Canton)
Series 00
7.50%, 1/01/30	1,855	1,878,113
Cuyahoga Cnty OH MFHR (Longwood Apts)
Series 01
5.60%, 1/20/43	3,620	3,593,248
Cuyahoga Cnty OH Port Auth (University Square Proj)
Series 01

7.35%, 12/01/31	2,000	2,002,380
Cuyahoga OH CCD
5.00%, 8/01/24	1,545	1,612,501
Dayton OH Arpt (James M Cox Dayton Intl Arpt)
RADIAN Series 03A
5.00%, 12/01/23	1,280	1,271,526
Dayton OH SD COP
Series 03
6.00%, 12/01/19-12/01/21	3,040	3,166,403
Delaware OH SD GO
NPFGC Series 04
5.00%, 12/01/19	1,340	1,448,312
Dublin OH SD GO
AGM Series 03
5.00%, 12/01/22	1,500	1,588,845
Erie Cnty OH Hosp (Firelands Regional Med Ctr)
Series 2002A
5.625%, 8/15/32	2,745	2,608,326
Fairfield Cnty OH Hosp Fac (Fairfield Med Ctr)
RADIAN Series 03
5.00%, 6/15/24	1,000	918,970
Franklin Cnty OH MFHR (Agler Green Apts)
Series 02A
5.65%, 5/20/32	770	772,757
5.80%, 5/20/44	1,150	1,160,764
Greater Cleveland RTA OH (Gtr Cleveland Trnsp Spl Tax)
NPFGC Series 04
5.00%, 12/01/24	1,350	1,406,241
Hamilton Cnty Conv Fac Auth OH (Hamilton Cnty OH)
NPFGC-RE Series 04
5.00%, 12/01/23	1,330	1,366,788
Hamilton Cnty OH Sales Tax
AMBAC Series B
5.25%, 12/01/32	2,660	2,619,036
Hamilton OH SD GO
NPFGC
5.00%, 12/01/24	1,000	1,021,740
Lorain Cnty OH Port Auth (United States Steel Corp.)
6.75%, 12/01/40	270	267,238
Lucas Cnty OH Hlth Fac MFHR (Altenheim Proj)
Series 99
5.50%, 7/20/40	3,140	3,148,541
Madeira OH City SD GO
NPFGC Series 04
5.00%, 12/01/22 (Pre-refunded/ETM)	1,295	1,470,511
5.00%, 12/01/23 (Pre-refunded/ETM)	1,370	1,555,676
Oak Hills OH Local SD GO
AGM Series 05
5.00%, 12/01/25	1,000	1,031,960
Ohio Bldg Auth (Ohio Lease Adult Corr Fac)
AGM Series 05A

5.00%, 4/01/24	1,500	1,559,640
NPFGC Series 04A
5.00%, 4/01/22	2,975	3,107,596
Ohio GO
5.00%, 9/15/22	3,085	3,422,499
Series 04A
5.00%, 6/15/22	3,000	3,153,720
Ohio HFA SFMR (Ohio HFA)
Series 02
5.375%, 9/01/33	1,200	1,150,776
Series 02-A2
5.60%, 9/01/34	15	14,653
Series 02-A3
5.50%, 9/01/34	525	526,523
Ohio Hgr Edl Fac Commn (Oberlin College)
Series 2003
5.00%, 10/01/33	5,000	5,032,650
Ohio Higher Edl Fac Commn (Denison Univ)
Series 04
5.00%, 11/01/21-11/01/24	3,440	3,580,845
Ohio Swr & Solid Wst Fac (Anheuser-busch Cos., Inc.)
Series 01
5.50%, 11/01/35	3,000	2,908,950
Ohio Univ
NPFGC Series 04
5.00%, 12/01/22	1,950	2,018,971
Ohio Wtr Dev Auth (Anheuser-busch Cos., Inc.)
Series 99
6.00%, 8/01/38	2,250	2,250,157
Pinnacle Cmnty Infra Fin Auth (Pinnacle Club of Grove City)
Series A
6.00%, 12/01/22	1,785	1,498,258
Princeton OH City SD GO
NPFGC Series 03
5.00%, 12/01/24 (Pre-refunded/ETM)	1,600	1,780,864
Riversouth Auth OH
Series 04A
5.25%, 12/01/21-12/01/22	2,000	2,114,350
Series 05A
5.00%, 12/01/24	3,590	3,728,897
Toledo OH City SD GO
NPFGC-RE Series 03B
5.00%, 12/01/23	2,940	3,063,215
Toledo-Lucas Cnty OH Port Auth (Cargill, Inc.)
Series 04B
4.50%, 12/01/15	2,500	2,659,250
Toledo-Lucas Cnty OH Port Auth (Crocker Park Proj)
Series 03
5.375%, 12/01/35	2,000	1,687,320
Toledo-Lucas Cnty OH Port Auth (CSX Corp., Inc.)
Series 92

6.45%, 12/15/21	1,270	1,388,961
Univ of Cincinnati COP
NPFGC
5.00%, 6/01/24	4,470	4,480,281
Youngstown OH GO
AGM
5.00%, 12/01/25	2,155	2,220,340

		127,727,818

Arizona - 0.1%
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	300	245,862

California - 0.4%
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	600	642,822
California GO
5.25%, 4/01/29	5	4,874

		647,696

Florida - 2.0%
Collier Cnty FL IDA (Allete)
Series 96
6.50%, 10/01/25	200	200,594
Crossings at Fleming Is CDD FL
Series 00C
7.10%, 5/01/30	2,000	1,976,960
Double Branch CDD FL
Series 02A
6.70%, 5/01/34	900	914,841
Fiddlers Creek CDD FL
Series 02A
6.875%, 5/01/33 (a)(b)	340	112,200
Series 02B
6.625%, 5/01/33 (a)(b)	150	49,500
Hammock Bay CDD FL
Series 04A
6.15%, 5/01/24	275	259,009

		3,513,104

Georgia - 0.3%
Atlanta GA Tax Allocation (Eastside Proj)
Series 05B
5.60%, 1/01/30	500	460,510

Illinois - 0.9%
Antioch Vilage IL SSA #1 (Antioch IL SSA#1 - Deercrest)
Series 03
6.625%, 3/01/33	962	749,379
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 05A
5.95%, 3/01/28	551	524,249

Railsplitter Tobacco Settlement Auth IL
6.00%, 6/01/28	215	210,893

		1,484,521

Pennsylvania - 0.2%
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys)
Series 07A
5.00%, 11/15/17	425	369,810

Puerto Rico - 8.0%
Puerto Rico Conv Ctr Dist Auth (Puerto Rico Hotel Occupancy Tax)
AMBAC Series 06A
5.00%, 7/01/18-7/01/19	6,370	6,423,023
Puerto Rico Elec Pwr Auth
5.00%, 7/01/20	2,530	2,625,001
5.375%, 7/01/24	1,030	1,062,311
Puerto Rico GO
Series 01A
5.50%, 7/01/19	500	518,520
Series 06A
5.25%, 7/01/22	500	508,810
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	526,835
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.125%, 12/01/27	375	378,499
Puerto Rico Mun Fin Agy
Series 05A
5.25%, 8/01/23	375	377,404
Univ of Puerto Rico
5.00%, 6/01/22	1,350	1,323,513

		13,743,916

Texas - 0.6%
Texas Private Acvty Bond Srfc Transp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	740	743,544
Texas Private Acvty Bond Srfc Transp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	370	368,842

		1,112,386

Total Long-Term Municipal Bonds (cost $148,394,856)		149,305,623

Short-Term Municipal Notes - 8.9%
Alaska - 0.4%
Valdez AK Marine Terminal (Exxon Mobil Corp.)
Series 1993B
0.25%, 12/01/33 (c)	700	700,000

Connecticut - 1.2%
Connecticut State Health & Educational Facility Authority (Yale Univ)
Series 2001V-1

0.24%, 7/01/36 (c)	2,000	2,000,000

Mississippi - 2.2%
Mississippi Business Fin Corp. (Chevron USA, Inc.)
Series 2009 B
0.28%, 12/01/30 (c)	3,700	3,700,000

Missouri - 1.4%
Missouri Hlth & Ed Fac Auth (St. Louis Univ)
0.26%, 10/01/35 (c)	2,370	2,370,000

New York - 2.3%
New York NY Trnsl Fin Auth
Series 02-Subserv 3E
0.26%, 8/01/31 (c)	4,000	4,000,000

Ohio - 0.4%
Allen Cnty OH Hosp (Catholic Healthcare Partners)
Series 2008B
0.28%, 10/01/31 (c)	700	700,000

Pennsylvania - 0.2%
Lancaster Cnty PA Hosp Auth (Lancaster General Hosp)
Series 2008
0.32%, 7/01/41 (c)	375	375,000

Washington - 0.8%
Washington St Hlth Care Facs Auth (Fred Hutchinson Cancer Research)
Series 2009B
0.28%, 1/01/29 (c)	1,400	1,400,000

Total Short-Term Municipal Notes (cost $15,245,000)		15,245,000

Total Investments - 95.7% (cost $163,639,856) (d)		164,550,623
Other assets less liabilities - 4.3%		7,328,504

Net Assets - 100.0%		$171,879,127

INTEREST RATE SWAP TRANSACTIONS
			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$3,600	8/1/16	SIFMA	*	4.071%	$428,245

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	Illiquid security.
(b)	Security is in default and is non-income producing.
(c)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(d)	As of December 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,510,777 and gross unrealized depreciation of investments was $(2,600,010), resulting in net unrealized appreciation of $910,767.

As of December 31, 2010, the Portfolio held 40.7% of net assets in insured bonds(of this amount 26.2% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AD	-	Assessment District
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CCD	-	Community College District
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.
RTA	-	Regional Transportation Authority
SD	-	School District
SFMR	-	Single Family Mortgage Revenue
SSA	-	Special Services Area

AllianceBernstein Municipal Income

Fund II

Ohio Portfolio

December 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$149,305,623	$—	$149,305,623
Short-Term Municipal Notes	—	15,245,000	—	15,245,000

Total Investments in Securities	—	164,550,623	—	164,550,623
Other Financial Instruments* :
Assets
Interest Rate Swap Contracts	—	428,245	—	428,245

Total	$—	$164,978,868	$—	$164,978,868

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Municipal Income Fund II

Pennsylvania Portfolio

Portfolio of Investments

December 31, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 102.5%
Long-Term Municipal Bonds - 102.5%
Pennsylvania - 81.5%
Adams Cnty PA IDA (Gettysburg College)
5.00%, 8/15/25	$1,090	$1,100,715
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys)
5.00%, 11/15/28	200	141,238
Series 07A
5.00%, 11/15/17	800	696,112
Allegheny Cnty PA IDA
Series 01
6.60%, 9/01/31 (Pre-refunded/ETM)	1,540	1,600,876
Allegheny Cnty PA IDA (Residential Resources, Inc.)
5.00%, 9/01/21	500	453,675
Allegheny Cnty PA Redev Agy (Pittsburgh Mills Spl Tax)
5.60%, 7/01/23	1,500	1,322,475
Allegheny Cnty PA Sani Auth (Allegheny Cnty PA Swr)
NPFGC Series 05A
5.00%, 12/01/24	7,490	7,606,769
Bethel Park PA SD GO
5.00%, 8/01/29	2,600	2,581,254
Butler Cnty PA
FGIC Series 03
5.25%, 7/15/26 (Pre-refunded/ETM)	1,625	1,799,119
Coatesville PA SD GO
AGM
5.00%, 8/01/23	6,500	6,891,495
Cumberland Cnty PA Mun Auth (Asbury Atlantic, Inc.)
6.125%, 1/01/45	300	270,018
Delaware Cnty PA Auth (Elwyn Proj)
5.00%, 6/01/25	1,645	1,549,754
Delaware Cnty PA Hgr Ed Auth (Eastern College)
Series 99
5.625%, 10/01/28	2,500	2,406,150
Delaware Riv Port Auth PA & NJ
Series 2010E
5.00%, 1/01/29	4,470	4,476,392
Lancaster Area Swr Auth PA
NPFGC Series 04
5.00%, 4/01/22	1,330	1,375,260
Lehigh Northampton PA Arpt
NPFGC Series 00
6.00%, 5/15/30	4,400	4,277,064
Lycoming Cnty PA Auth (College of Technology)
AMBAC Series 02
5.25%, 5/01/32	2,250	2,068,560
Mckean Cnty PA Hosp Auth (Bradford Hospital)
ACA
5.00%, 10/01/17	1,205	1,080,728

Meadville PA GO
XLCA
5.00%, 10/01/25	3,080	3,119,917
Montgomery Cnty PA Hgr Ed Fac (Abington Memorial Hosp)
Series 02A
5.125%, 6/01/32	3,000	2,805,660
Montgomery Cnty PA IDA (New Regional Medical Ctr)
5.25%, 8/01/33	740	729,670
New Wilmington PA Mun Auth (Westminster College)
RADIAN
5.00%, 5/01/27	1,040	939,650
Pennsylvania Econ Dev Fin Auth (30th St Station Pkg Garage PA)
ACA Series 02
5.875%, 6/01/33	2,085	1,986,442
Pennsylvania Econ Dev Fin Auth (Amtrak)
Series 01A
6.375%, 11/01/41	3,000	3,019,830
Pennsylvania Hgr Ed Fac Auth (Dickinson College)
RADIAN Series 03AA-1
5.00%, 11/01/26	1,000	989,160
Pennsylvania Hgr Ed Fac Auth (Thomas Jefferson Univ)
Series 2010
5.00%, 3/01/27-3/01/28	2,850	2,860,473
Pennsylvania Hgr Ed Fac Auth (Univ of Pennsylvania Hlth Sys)
AMBAC Series 05A
5.00%, 8/15/20	2,000	2,075,700
Pennsylvania IDA (Pennsylvania SRF)
Series 08A
5.50%, 7/01/23	1,060	1,119,858
Pennsylvania Intergov Coop Auth
5.00%, 6/15/23	4,000	4,307,920
Pennsylvania Turnpike Comm
Zero Coupon, 12/01/30	3,500	2,441,285
Philadelphia PA Gasworks
5.00%, 8/01/30	2,000	1,880,960
Philadelphia PA IDA (Leadership Learning Partners)
Series 05A
5.25%, 7/01/24	350	280,585
Philadelphia PA IDA (Univ of Pennsylvania)
Series 2007
0.91%, 4/26/14 (a)	2,000	1,955,620
Philadelphia PA Parking Auth (Philadelphia Airport Parking)
Series 2009
5.00%, 9/01/26	2,725	2,610,604
Philadelphia PA SD GO
Series 2011E
5.25%, 9/01/23 (b)	4,000	4,137,520

AGM Series 03
5.25%, 6/01/26 (Pre-refunded/ETM)	5,000	5,510,100
Pittsburgh & Allegheny Cnty Sports & Exhibition Auth (Pittsburgh-Allegheny Cnty PA Sales Tax)
AGM
5.00%, 2/01/31	1,075	1,058,897
Pittsburgh PA GO
AGM Series 06C
5.25%, 9/01/17	5,000	5,469,350
Pittsburgh PA Pub Pkg Auth
NPFGC-RE Series 05A
5.00%, 12/01/19	2,435	2,544,599
Pittsburgh PA Ur Redev Auth SFMR
Series 97A
6.25%, 10/01/28	745	745,283
Potter Cnty PA Hosp Auth (Charles Cole Memorial Hospital)
RADIAN Series 96
6.05%, 8/01/24	2,340	2,147,090
South Central Gen Auth PA
NPFGC Series 01
5.25%, 5/15/31 (Pre-refunded/ETM)	795	812,411
South Central Gen Auth PA (Hanover Hospital)
RADIAN
5.00%, 12/01/25	1,570	1,399,577
State Pub Sch Bldg Auth PA (Colonial Intermediate Unit No. 20)
NPFGC-RE Series 05
5.00%, 5/15/26	2,025	2,033,525
Susquehanna PA Arpt Fac (Aero Harrisburg LLC)
Series 99
5.50%, 1/01/24	3,235	2,449,057
Wilkes-Barre PA Fin Auth (Univ of Scranton)
5.00%, 11/01/30	2,500	2,414,425
Wilkes-Barre PA Fin Auth (Wilkes Univ Proj)
5.00%, 3/01/22	510	513,188

		106,056,010

Arizona - 0.2%
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	265	217,178

California - 0.4%
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	520	557,112

District of Columbia - 2.2%
District of Columbia Tax Incr
5.25%, 12/01/26	2,625	2,819,854

Florida - 3.5%
Collier Cnty FL IDA (Allete)

Series 96
6.50%, 10/01/25	400	401,188
Crossings at Fleming Is CDD FL
Series 00C
7.10%, 5/01/30	2,000	1,976,960
Double Branch CDD FL
Series 02A
6.70%, 5/01/34	975	991,078
Fiddlers Creek CDD FL
Series 02A
6.875%, 5/01/33 (c)(d)	300	99,000
Series 02B
6.625%, 5/01/33 (c)(d)	125	41,250
Hammock Bay CDD FL
Series 04A
6.15%, 5/01/24	280	263,718
No Palm Beach Cnty FL ID #27-B
Series 02
6.40%, 8/01/32	865	793,257

		4,566,451

Guam - 0.8%
Guam Intl Arpt Auth
NPFGC Series 03B
5.25%, 10/01/23	500	505,290
Guam Wtrworks Auth COP
Series 05
6.00%, 7/01/25	500	505,275

		1,010,565

Illinois - 0.9%
Antioch Vilage IL SSA #1 (Antioch IL SSA#1 - Deercrest)
Series 03
6.625%, 3/01/33	997	776,643
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 05A
5.95%, 3/01/28	453	431,007

		1,207,650

Puerto Rico - 11.6%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/22	800	815,976
5.375%, 7/01/24	1,530	1,577,996
Puerto Rico GO
5.25%, 7/01/23	500	506,410
Series 01A
5.50%, 7/01/19	500	518,520
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.125%, 12/01/27	1,180	1,191,009
Puerto Rico Hwy & Trnsp Auth
AGM
5.00%, 7/01/27 (Pre-refunded/ETM)	2,260	2,407,872
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
FGIC Series 03

5.25%, 7/01/14	3,195	3,348,136
FGIC Series 03G
5.25%, 7/01/14	3,335	3,462,464
Puerto Rico Mun Fin Agy
Series 05A
5.25%, 8/01/23	300	301,923
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
Series N
5.50%, 7/01/22	345	353,687
Univ of Puerto Rico
5.00%, 6/01/22	655	642,149

		15,126,142

Texas - 0.7%
Camino Real Regl Mob Auth TX
5.00%, 2/15/22	845	832,925

Washington - 0.7%
Washington St GO
AGM
5.00%, 7/01/28	920	949,826

Total Investments - 102.5% (cost $135,054,040) (e)		133,343,713
Other assets less liabilities - (2.5)%		(3,267,669)

Net Assets - 100.0%		$130,076,044

(a)	Floating Rate Security. Stated interest rate was in effect at December 31, 2010.
(b)	When-Issued or delayed delivery security.
(c)	Illiquid security.
(d)	Security is in default and is non-income producing.
(e)	As of December 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,199,696 and gross unrealized depreciation of investments was $(3,910,023), resulting in net unrealized depreciation of $(1,710,327).

As of December 31, 2010, the Fund held 50.6% of net assets in insured bonds (of this amount 16.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFA	-	Housing Finance Authority
ID	-	Improvement District
IDA	-	Industrial Development Authority/Agency
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC

RADIAN	-	Radian Asset Assurance Inc.
SD	-	School District
SFMR	-	Single Family Mortgage Revenue
SRF	-	State Revolving Fund
SSA	-	Special Services Area
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund II

Pennsylvania Portfolio

December 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$133,343,713	$—	$133,343,713

Total Investments in Securities	—	133,343,713	—	133,343,713
Other Financial Instruments*	—	—	—	—

Total	$—	$133,343,713	$—	$133,343,713

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Municipal Income Fund II

Virginia Portfolio

Portfolio of Investments

December 31, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.9%
Long-Term Municipal Bonds - 99.9%
Virginia - 79.0%
Albemarle Cnty VA IDA Ed Fac (The Covenant School)
Series 01A
7.75%, 7/15/32	$4,260	$4,274,101
Arlington Cnty VA IDA
Series 01
5.25%, 7/01/31 (Pre-refunded/ETM)	5,900	6,098,476
Arlington Cnty VA IDA MFHR (Arlington View Terrace Apts)
Series 01
5.15%, 11/01/31	1,550	1,559,703
Bell Creek CDA VA
Series 03A
6.75%, 3/01/22	178	176,060
Broad Street CDA VA
Series 03
7.50%, 6/01/33 (Pre-refunded/ETM)	1,123	1,317,728
Celebrate Virginia North CDA VA
Series 03B
6.60%, 3/01/25	1,222	902,190
Chesapeake VA GO
Series 2010D
5.00%, 12/01/25	2,275	2,488,691
Chesterfield Cnty VA IDA (Virginia Elec & Pwr Co.)
Series 02
5.875%, 6/01/17	1,000	1,022,690
Chesterfield Cnty VA IDA PCR (Virginia Elec & Pwr Co.)
Series 02
5.875%, 6/01/17	2,800	2,864,456
Dinwiddie Cnty VA IDA (Dinwiddie Cnty VA Lease)
NPFGC Series 04B
5.00%, 2/15/24	3,200	3,201,664
Dulles Town Ctr CDA VA
Series 98
6.25%, 3/01/26	1,910	1,797,635
Fairfax Cnty VA EDA (Goodwin House)
5.00%, 10/01/22	1,000	994,660
Fairfax Cnty VA IDA (Fairfax Cnty VA COP)
5.00%, 5/15/25	1,000	1,015,650
Fairfax Cnty VA Wtr Auth
5.00%, 4/01/32 (Pre-refunded/ETM)	1,355	1,429,511
5.00%, 4/01/32	2,025	2,049,361
Fairfax VA GO
Series 2010
5.00%, 7/15/25	480	524,472
Hampton VA Conv Ctr Lease
AMBAC Series 02
5.00%, 1/15/35	5,150	4,907,744
Hampton VA GO
Series 2010A
5.00%, 1/15/21	1,750	1,950,463

Hamptons Roads Santn Dist VA Wstwtr
5.00%, 4/01/25	6,650	7,059,706
Harrisonburg VA IDA (Rockingham Mem Hosp)
AMBAC
5.00%, 8/15/22-8/15/25	7,850	7,500,771
Harrisonburg VA Redev & Hsg Auth (Greens of Salem Run Apts)
AGM Series 97
6.30%, 4/01/29	1,110	1,110,788
Henrico Cnty VA GO
5.00%, 12/01/26	1,000	1,069,970
Series 2010
5.00%, 7/15/24	6,600	7,294,782
Henrico Cnty VA Wtr & Swr
5.00%, 5/01/25	1,165	1,250,127
Series 2009
5.00%, 5/01/27	1,200	1,267,632
Isle Wight Cnty VA GO
6.00%, 7/01/27	3,500	3,858,890
James City Cnty VA EDA (James City Cnty VA Lease)
AGM
5.00%, 6/15/22	4,385	4,670,288
James City Cnty VA Swr (Anheuser-Busch Cos., Inc.)
Series 97
6.00%, 4/01/32	4,200	4,200,420
Lexington VA Indl Dev Auth (Virginia Military Institute)
Series 2010B
5.00%, 12/01/30	3,885	3,986,709
Loudoun Cnty VA GO
Series 2010A
5.00%, 12/01/24	8,265	9,084,227
Loudoun Cnty VA Santn Auth
5.00%, 1/01/29	3,820	4,008,899
Montgomery Cnty VA IDA (Montgomery Cnty VA Lease)
5.00%, 2/01/24	2,000	2,099,460
New Port CDA VA
5.50%, 9/01/26 (a)	982	536,025
Newport News VA IDA MFHR (Mennowood Apts)
Series 96A
6.25%, 8/01/36	2,580	2,432,372
Newport News VA IDA MFHR (Walker Village Apts)
Series 02A
5.55%, 9/20/34	1,880	1,882,557
5.65%, 3/20/44	1,660	1,663,851
Norfolk VA Arpt Auth (Cargo Acquisition Group)
Series 02
6.25%, 1/01/30	970	874,484
Norfolk VA Arpt Auth (Norfolk VA Intl Airport)
NPFGC-RE Series 01B
5.30%, 7/01/25	10,000	9,763,000
Northwestern Reg Jail Auth VA

NPFGC
5.00%, 7/01/25	1,500	1,506,570
Prince William Cnty VA IDA (Woodwind Gables Apt)
AMBAC Series 01A
5.30%, 12/01/34	2,760	2,197,429
Reynolds Crossing CDA VA
5.10%, 3/01/21	2,150	1,988,836
Richmond VA GO
5.00%, 7/15/30	1,000	1,022,040
Series 2009A
5.00%, 7/15/27	1,400	1,479,562
AGM Series 05A
5.00%, 7/15/22	2,500	2,684,975
Richmond VA Pub Util
5.00%, 1/15/28	1,000	1,038,830
Roanoke VA IDA (Carilion Health Sys)
AGM
5.00%, 7/01/27	3,000	2,986,650
Suffolk VA GO
5.00%, 8/01/22	2,080	2,324,691
NPFGC
5.00%, 2/01/20	3,000	3,306,240
Upper Occoquan Swr Auth VA
AGM
5.00%, 7/01/25	2,500	2,674,900
Virginia Beach VA Dev Auth MFHR (Sholom Terrace Apts)
Series 02
5.40%, 4/01/44	2,900	2,909,135
Virginia Beach VA Wtr & Swr
5.00%, 10/01/30	2,000	2,031,880
Virginia Biotech Rsch Park Auth
Series 01
5.00%, 9/01/21 (Pre-refunded/ETM)	4,170	4,296,851
Virginia College Bldg Auth
5.00%, 9/01/16 (Pre-refunded/ETM)	220	253,106
Virginia College Bldg Auth (Liberty Univ)
5.25%, 3/01/29	5,000	5,191,050
Virginia College Bldg Auth (Roanoke College)
5.00%, 4/01/23	1,000	1,016,530
Virginia College Bldg Auth (Virginia Lease Pub Hgr Ed)
5.00%, 9/01/16	5,615	6,330,800
Series 05A
5.00%, 9/01/17	5,890	6,546,853
Virginia HDA SFMR (Virginia HDA)
Series 01D
5.40%, 6/01/24	3,155	3,156,294
Series 02B
5.50%, 4/01/27	5,000	4,999,050
Virginia Port Auth
Series 2010
5.00%, 7/01/30	2,250	2,270,115
Virginia Port Auth (Virginia Lease Port Fund)

Series 02
5.00%, 7/01/27	1,000	979,110
5.125%, 7/01/24	4,000	4,063,080
Virginia Resources Auth (Virginia SRF)
5.00%, 10/01/27	2,500	2,628,050
Series 2009
5.00%, 10/01/25	5,845	6,245,441
Virginia Small Business Fin Auth (Wellmont Hlth Sys Proj)
5.125%, 9/01/22	710	669,175
Watkins Centre CDA VA
5.40%, 3/01/20	600	576,912

		191,564,368

Arizona - 0.4%
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	355	290,937
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	705	599,884

		890,821

California - 1.5%
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	880	942,806
California Statewide CDA (Enloe Med Ctr)
6.25%, 8/15/28	1,910	1,965,695
Series 2008A
5.50%, 8/15/23	660	665,260

		3,573,761

District of Columbia - 6.1%
District of Columbia Tax Incr
5.25%, 12/01/26	3,860	4,146,528
Metro Washington Arpt Auth VA
Series C
5.125%, 10/01/34	5,130	4,988,873
Metro Washington Arpt Auth VA (Dulles Toll Road)
Series 2010B
6.50%, 10/01/44 (b)	4,300	2,431,091
Washington DC Metro Area Trnst Auth
5.25%, 7/01/27	3,000	3,159,450

		14,725,942

Florida - 0.1%
Fiddlers Creek CDD FL
Series 02A
6.875%, 5/01/33 (a)(c)	415	136,950
Series 02B

6.625%, 5/01/33 (a)(c)	180	59,400

		196,350

Georgia - 0.2%
Atlanta GA Tax Allocation (Eastside Proj)
Series 05B
5.60%, 1/01/30	500	460,510

Illinois - 0.3%
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 05A
5.95%, 3/01/28	453	431,007
Railsplitter Tobacco Settlement Auth IL
6.00%, 6/01/28	325	318,792

		749,799

New York - 1.6%
New York NY GO
Series 06
5.00%, 6/01/22	1,125	1,183,073
Series 2007
5.00%, 1/01/23	2,700	2,839,590

		4,022,663

Ohio - 0.2%
Lorain Cnty OH Port Auth (United States Steel Corp.)
6.75%, 12/01/40	405	400,857

Pennsylvania - 0.2%
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys)
Series 2007A
5.375%, 11/15/40	950	633,384

Puerto Rico - 9.0%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/20	800	830,040
NPFGC
5.50%, 7/01/17	5,000	5,539,250
Puerto Rico GO
Series 01A
5.50%, 7/01/19	500	518,520
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	526,835
Puerto Rico HFA MFHR
5.00%, 12/01/20 (Pre-refunded/ETM)	3,290	3,646,899
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.00%, 12/01/20	1,580	1,621,570
5.125%, 12/01/27	290	292,706
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
FGIC Series 03
5.25%, 7/01/14	1,760	1,844,357
FGIC Series 03G
5.25%, 7/01/14	1,840	1,910,325

Puerto Rico Mun Fin Agy
Series 05A
5.25%, 8/01/23	340	342,179
Puerto Rico Sales Tax Fin Corp.
5.50%, 8/01/28	3,000	3,040,770
Univ of Puerto Rico
5.00%, 6/01/22	1,740	1,705,861

		21,819,312

Texas - 0.7%
Texas Private Acvty Bond Srfc Transp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	1,110	1,115,317
Texas Private Acvty Bond Srfc Transp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	555	553,263

		1,668,580

Washington - 0.6%
Washington St GO
AGM
5.00%, 7/01/28	1,335	1,378,281

Total Investments - 99.9% (cost $243,612,165) (d)		242,084,628
Other assets less liabilities - 0.1%		315,117

Net Assets - 100.0%		$242,399,745

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citibank	$7,000	12/1/17	SIFMA	*	3.792%	$696,239

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	Illiquid security.
(b)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(c)	Security is in default and is non-income producing.
(d)	As of December 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,372,267 and gross unrealized depreciation of investments was $(5,899,804), resulting in net unrealized depreciation of $(1,527,537).

As of December 31, 2010, the Portfolio held 23.6% of net assets in insured bonds (of this amount 0.0% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HDA	-	Housing Development Authority
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
PCR	-	Pollution Control Revenue Bond
SFMR	-	Single Family Mortgage Revenue
SRF	-	State Revolving Fund
SSA	-	Special Services Area

AllianceBernstein Municipal Income Fund II

Virginia Portfolio

December 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$240,766,900	$1,317,728	$242,084,628

Total Investments in Securities	—	240,766,900	1,317,728	242,084,628
Other Financial Instruments* :
Assets
Interest Rate Swap Contracts	—	696,239	—	696,239

Total	$—	$241,463,139	$1,317,728	$242,780,867

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Long-Term Municipal Bonds	Total
Balance as of 9/30/10	$—	$—
Accrued discounts/(premiums)	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	—	—
Net purchases (sales)	—	—
Net transfers in to Level 3	1,317,728	1,317,728
Net transfers out of Level 3	—	—

Balance as of 12/31/10	$1,317,728	$1,317,728

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/10	$—	$—

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Municipal Income Fund II

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 18, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 18, 2011